Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands, $ in Thousands					1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 28, 2017 aircraft	Aug. 16, 2013 engine	Aug. 27, 2012 USD ($)	Aug. 27, 2012 MXN ($)	Dec. 31, 2018 MXN ($) aircraft	Nov. 30, 2018 aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Nov. 30, 2015 engine	Dec. 31, 2016 MXN ($) item engine	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($) aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($) engine	Dec. 31, 2016 MXN ($) engine	Dec. 31, 2011 MXN ($) aircraft
Rotable spare parts, furniture and equipment, net
Depreciation expense | $														$ 427,756		$ 496,291		$ 496,253
Number of aircraft purchased	80
Number of spare engines purchased | engine											3	2					2	2
Number of aircraft engines to be provided maintenance services | engine											16
Credit notes received							$ 3,060	$ 58,530
Accumulated amortization of credit notes | $					$ 4,878			1,219						4,878		1,219
Number of aircraft to be delivered						26
Amounts paid for aircraft and spare engines													$ 139,368	$ 2,743,155		2,521,752		$ 2,198,697
Total number of aircraft to be delivered					106									106
Gain (loss) on sale and leaseback | $														$ 609,168		65,886		484,827	$ (30,706)
Current portion of loss on sale and leaseback transactions | $					$ 3,047			3,047		$ 3,047		$ 3,047		3,047		3,047		3,047
Non-current portion of loss on sale and leaseback transactions | $					$ 8,366			11,413		14,460		14,460		$ 8,366		11,413		14,460
Term of aircraft delivery agreement													9 years	9 years
Within one year
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					3									3
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					8									8
Between three and four years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					13									13
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					13									13
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					16									16
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					13									13
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					15									15
Between eight and nine years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered					25									25
Lufthansa Technik AG
Rotable spare parts, furniture and equipment, net
Credit notes received			$ 3,500	$ 46,461
Accumulated amortization of credit notes | $					$ 0			$ 6,580		9,292		9,292		$ 0		6,580		9,292
Term of total support agreement			5 years	5 years
Lufthansa Technik AG - December 2016 Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received									$ 1,500	$ 28,110
Accumulated amortization of credit notes | $					$ 7,191									7,191
Term of total support agreement									66 months	66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased					80														44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased																			14
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased					46														30
Number of engines purchased | engine		30
Number of spare engines purchased | engine		6									2
Number of aircraft engines to be provided maintenance services | engine											10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased					34
Number of spare engines purchased | engine											1
Number of aircraft engines to be provided maintenance services | engine											6
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines													$ 77,100	1,485,643	$ 90,000	1,707,805	$ 82,700	1,345,081
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Depreciation expense | $														$ 16,785		$ 16,795		$ 1,337
Amounts paid for aircraft and spare engines | $												$ 323,025
Number of major components | item												2
Estimated useful lives (in years)												25 years
Limited life parts
Rotable spare parts, furniture and equipment, net
Estimated useful lives (in years)												12 years